                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6441
                                   ---------------------------------------------

                   AMERICAN CENTURY INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                               64111
--------------------------------------------------------------------------------
  (Address of principal executive offices)                          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   816-531-5575
                                                    ----------------------------

Date of fiscal year end:   12-31
                         -------------------------------------------------------

Date of reporting period:   3-31-2006
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL BOND FUND
MARCH 31, 2006

[american century investments logo and text logo]

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
GOVERNMENT BONDS - 57.8%
AUSTRALIA - 0.9%
AUD     13,100,000  Australia Commonwealth,
                    7.50%, 9/15/09                                $   10,015,078
                                                                 ---------------
CANADA - 4.1%
Euro     3,500,000  Government of Canada,
                    4.88%, 7/7/08                                      4,376,059
Euro    37,100,000  Government of Canada,
                    4.00%, 9/1/10                                     31,560,482
Euro    11,890,000  Government of Canada,
                    5.00%, 6/1/37                                     11,560,477
                                                                 ---------------
                                                                      47,497,018
                                                                 ---------------
DENMARK - 0.6%
DKK     42,000,000  Kingdom of Denmark,
                    6.00%, 11/15/09                                    7,375,872
                                                                 ---------------
FRANCE - 15.8%
Euro    26,750,000  Government of France,
                    5.50%, 4/25/10                                    34,841,272
Euro    23,200,000  Government of France,
                    3.00%, 1/12/11                                    27,451,937
Euro    38,300,000  Government of France,
                    3.50%, 4/25/15                                    45,413,432
Euro    18,800,000  Government of France,
                    5.00%, 10/25/16                                   25,114,977
Euro    15,000,000  Government of France,
                    8.50%, 4/25/23                                    28,354,139
Euro    12,050,000  Government of France,
                    5.50%, 4/25/29                                    17,853,452
Euro     1,800,000  Government of France,
                    4.75%, 4/25/35                                     2,449,658
                                                                 ---------------
                                                                     181,478,867
                                                                 ---------------
GERMANY - 18.2%
Euro    70,000,000  German Federal Republic,
                    2.50%, 3/23/07                                    84,402,531
Euro     4,300,000  German Federal Republic,
                    6.25%, 1/4/24                                      6,711,223
Euro    17,940,000  German Federal Republic,
                    5.63%, 1/4/28                                     26,789,621
Euro    36,680,000  German Federal Republic,
                    4.75%, 7/4/34                                     50,075,828
Euro    34,800,000  German Federal Republic,
                    4.00%, 1/4/37                                     42,218,854
                                                                 ---------------
                                                                     210,198,057
                                                                 ---------------
ITALY - 4.3%
Euro    29,090,000  Republic of Italy,
                    7.25%, 11/1/26                                    49,588,611
                                                                 ---------------
JAPAN - 8.2%
JPY  3,648,000,000  Government of Japan,
                    0.20%, 9/20/07                                    30,883,724
JPY      5,465,000  Government of Japan,
                    0.80%, 6/20/09                                    46,174,339
JPY  1,350,000,000  Government of Japan,
                    1.90%, 6/20/25                                    11,216,419
JPY    634,000,000  Government of Japan,
                    2.50%, 9/20/35                                     5,697,220
                                                                 ---------------
                                                                      93,971,702
                                                                 ---------------
NETHERLANDS - 1.9%
Euro    17,780,000  Kingdom of Netherlands,
                    3.00%, 7/15/07                                    21,502,562
                                                                 ---------------
UNITED KINGDOM - 3.8%
GBP      8,550,000  Government of United
                    Kingdom, 4.25%, 3/7/11                            14,713,336
GBP     10,200,000  Government of United
                    Kingdom, 4.75%, 9/7/15                            18,191,582
GBP      3,800,000  Government of United
                    Kingdom, 8.00%, 6/7/21                             9,244,999

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
GBP        650,000  Government of United
                    Kingdom, 4.25%, 6/7/32                             1,150,323
                                                                 ---------------
                                                                      43,300,240
                                                                 ---------------
TOTAL GOVERNMENT BONDS                                               664,928,007
(Cost $659,879,537)                                              ---------------

CREDIT- 34.1%
FRANCE - 8.8%
Euro    28,050,000  Cie Financement Foncier,
                    3.63%, 1/28/08                                    34,159,310
JPY  2,610,000,000  Cie Financement Foncier,
                    0.60%, 3/23/10                                    21,644,317
Euro    37,900,000  Dexia Municipal Agency,
                    3.25%, 7/12/08                                    45,758,727
                                                                 ---------------
                                                                     101,562,354
                                                                 ---------------
GERMANY - 9.4%
Euro    43,400,000  DEPFA Deutsche
                    Pfandbriefbank AG,
                    (Covered Bond), 5.50%,
                    2/12/08                                           54,610,588
Euro    42,050,000  Eurohypo AG, (Covered
                    Bond), 5.25%, 9/21/07                             52,374,726
                                                                 ---------------
                                                                     106,985,314
                                                                 ---------------
JAPAN - 1.3%
JPY  1,850,000,000  Bayerische Landesbank,
                    1.00%, 9/20/10                                    15,460,747
                                                                 ---------------
MULTI-NATIONAL - 3.0%
GBP     20,150,000  European Investment Bank,
                    4.75%, 6/6/12                                     35,050,925
                                                                 ---------------
SPAIN - 8.6%
Euro    39,000,000  AYT Cedulas Cajas VII,
                    4.00%, 6/23/11                                    47,853,269
Euro    42,000,000  Banco Bilbao Vizcaya,
                    4.25%, 9/26/07                                    51,606,236
                                                                 ---------------
                                                                      99,459,505
                                                                 ---------------
UNITED KINGDOM - 3.0%
GBP     18,200,000  Network Rail MTN Finance
                    plc, 4.75%, 11/29/35                              33,969,242
                                                                 ---------------
TOTAL CREDIT                                                         392,488,087
(Cost $396,978,844)                                              ---------------

SHORT-TERM INVESTMENTS - 5.3%
FRANCE - 1.0%
Euro     9,500,000  Banque Federative Du
                    Credit Mutuel, 1.19%,
                    4/18/06                                           11,502,803
                                                                 ---------------
UNITED KINGDOM - 4.3%
Euro    16,000,000  Barclays Bank plc,
                    1.19%, 4/3/06                                     19,394,061
Euro    25,000,000  Barclays Bank plc,
                    1.20%, 4/28/06                                    30,248,306
                                                                 ---------------
                                                                      49,642,367
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS                                          61,145,170
(Cost $60,228,111)                                               ---------------

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 2.0%
UNITED STATES - 2.0%
USD     23,388,000  FNMA Discount Notes,
                    4.61%, 4/3/06(1)                                  23,382,010
                                                                 ---------------
(Cost $23,382,010)

TOTAL INVESTMENT SECURITIES - 99.2%                                1,141,943,274
                                                                 ---------------
(Cost $1,140,468,502)

OTHER ASSETS AND LIABILITIES - 0.8%                                    9,536,835
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,151,480,109
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                 SETTLEMENT                         UNREALIZED
     CONTRACTS TO SELL              DATE            VALUE           GAIN (LOSS)
--------------------------------------------------------------------------------
  1,654,474   Euro for AUD       5/30/2006       $  2,011,543       $    11,347
  1,655,000   Euro for AUD       5/30/2006          2,012,182            11,351
  3,610,204   NZD for CAD        5/30/2006          2,210,167            28,010
  2,677,095   AUD for Euro       5/30/2006          1,914,659           (26,572)
  2,663,181   AUD for Euro       5/30/2006          1,904,707           (26,434)
  1,916,323   CAD for Euro       5/30/2006          1,644,490            (4,491)
  1,149,000   Euro for JPY       5/30/2006          1,396,977             7,880
  1,008,039   CAD for NZD        5/30/2006            865,047             1,213
  1,007,472   CAD for NZD        5/30/2006            864,561             1,213
  4,247,886   AUD for USD        5/30/2006          3,038,089           (31,668)
  4,741,033   CAD for USD        5/30/2006          4,068,509            15,491
 37,000,795   CAD for USD        5/30/2006         31,627,044           209,813
 24,474,476   DKK for USD        5/30/2006          3,988,793           (49,557)
125,345,247   Euro for USD       5/30/2006        152,397,259        (1,790,557)
 22,378,832   Euro for USD       5/30/2006         27,208,632          (278,141)
 24,949,000   Euro for USD       5/30/2006         30,333,493          (104,287)
  5,955,840   Euro for USD       5/30/2006          7,241,231            38,951
  2,506,813   GBP for USD        5/30/2006          4,354,837            24,714
996,800,273   JPY for USD        5/30/2006          8,537,758            (7,890)
                                               ---------------------------------
                                                 $287,619,978       $(1,969,614)
                                               =================================
(Value on Settlement Date $285,650,364)

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                 SETTLEMENT                         UNREALIZED
     CONTRACTS TO BUY               DATE            VALUE           GAIN (LOSS)
--------------------------------------------------------------------------------
    2,815,820  AUD for Euro      5/30/2006       $  2,013,875       $    (9,015)
    2,810,487  AUD for Euro      5/30/2006          2,010,061           (13,472)
    2,556,746  CAD for NZD       5/30/2006          2,194,067           (44,110)
    1,561,544  Euro for AUD      5/30/2006          1,898,556            10,470
    1,561,000  Euro for AUD      5/30/2006          1,897,895            19,622
    1,352,744  Euro for CAD      5/30/2006          1,644,694             4,696
  161,560,890  JPY for Euro      5/30/2006          1,383,795           (21,062)
    1,384,460  NZD for CAD       5/30/2006            847,567           (18,694)
    1,385,000  NZD for CAD       5/30/2006            847,897           (17,876)
   20,034,441  CAD for USD       5/30/2006         17,192,518            17,686
   54,638,237  Euro for USD      5/30/2006         66,425,552          (240,997)
   27,380,203  Euro for USD      5/30/2006         33,289,398            67,629
      792,637  GBP for USD       5/30/2006          1,376,971           (31,046)
   22,696,460  GBP for USD       5/30/2006         39,428,291            68,203
4,620,397,561  JPY for USD       5/30/2006         39,574,463           174,900
    2,575,273  NZD for USD       5/30/2006          1,576,583            10,919
  188,125,197  SEK for USD       5/30/2006         24,272,966           132,687
                                               ---------------------------------
                                                 $237,875,149       $   110,540
                                               =================================
(Value on Settlement Date $237,764,609)

*Forward foreign currency exchange contracts are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
AUD = Australian Dollar
CAD = Canadian Dollar
DKK = Danish Krone
FNMA = Federal National Mortgage Association
GBP = British Pound
JPY = Japanese Yen
MTN = Medium Term Note
NZD = New Zealand Dollar
SEK = Swedish Krona
USD = United States Dollar
(1) The rate indicated is the yield to maturity at purchase.

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,140,468,502
                                                                 ===============
Gross tax appreciation of investments                            $   15,090,439
Gross tax depreciation of investments                               (13,615,667)
                                                                 ---------------
Net tax appreciation of investments                              $    1,474,772
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By:   /s/ William M. Lyons
      ------------------------------------------
      Name:  William M. Lyons
      Title: President

Date:   May 26, 2006
      ----------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      ------------------------------------------
      Name:  William M. Lyons
      Title: President
             (principal executive officer)

Date:   May 26, 2006
      ----------------------------------------

By:   /s/ Maryanne L. Roepke
      ------------------------------------------
      Name:  Maryanne L. Roepke
      Title: Sr. Vice President, Treasurer, and
             Chief Financial Officer
             (principal financial officer)

Date:   May 26, 2006
      ----------------------------------------